Fair Value Instruments (Details) - Schedule of changes level 3 liabilities - Level 3 [Member] - Athena Technology Acquisition Corp [Member]	9 Months Ended
Sep. 30, 2021 USD ($)
Fair Value Instruments (Details) - Schedule of changes level 3 liabilities [Line Items]
Fair Value at January 1, 2021
Initial fair value of public and private warrants	10,258,582
Change in fair value of public and private warrants	(2,805,582)
Transfer of public warrants to level 1	(7,250,000)
Transfer of private warrants to level 2	(203,000)
Fair Value at September 30, 2021